Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of treasury share
Treasury shares as of December 31, 2020 and 2019 are as follows:

(In millions of won, except for share data)
	December 31, 2020		December 31, 2019
Number of shares(*)		9,418,558	7,609,263
Acquisition cost	￦	2,123,661	1,696,997

(*)
The Parent Company acquired 1,809,295 of its treasury shares for ￦426,664 million in an effort to increase shareholder value by stabilizing its stock price during the year ended December 31, 2020 and disposed 1,266,620 of its treasury shares to Kakao Co., Ltd. in exchange for ￦300,000 million in cash and acquired 2,177,401 shares of Kakao Co., Ltd. for ￦302,321 million during the year ended December 31, 2019 in order to solidify the future ICT business cooperation.